Provision for Bonus (Details)			3 Months Ended	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 MYR (RM)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 MYR (RM)	Feb. 29, 2024 USD ($)
Provisions for Bonus [Line Items]
Provision amount				$ 13,800,000		RM 14,935,050	$ 13,800,000
Issuance of ordinary shares (in Ringgits) | $			$ 2,500,000	$ 2,500,000
Provision for bonus | $					$ 10,350,000
Debt Settlement Agreement with Lim Hooi Beng [Member]
Provisions for Bonus [Line Items]
Provision amount	$ 3,450,000					RM 14,935,050
Settlement agreement	$ 2,049,658	RM 8,872,969
Share-Based Payment Arrangement, Tranche One [Member] | Debt Settlement Agreement with Lim Hooi Beng [Member]
Provisions for Bonus [Line Items]
Issuance of ordinary shares (in Ringgits) | RM		13,000,000
Share-Based Payment Arrangement, Tranche Two [Member] | Debt Settlement Agreement with Lim Hooi Beng [Member]
Provisions for Bonus [Line Items]
Issuance of ordinary shares (in Ringgits) | RM		RM 20,000,000